Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Operating expenses:
General and administrative expenses	$ 11,588,000	$ 660,000	$ 12,006,000	$ 984,000	$ (2,316,454)	$ (900,630)
Total operating costs and expenses	11,588,000	660,000	12,006,000	984,000
Loss from operations	(11,588,000)	(660,000)	(12,006,000)	(984,000)	(2,316,454)	(900,630)
Interest expense	(6,000)	(6,000)	(12,000)	(12,000)	(24,207)	(13,030)
Total interest expense	(6,000)	(6,000)	(12,000)	(12,000)
Other income (expense), net					(24,207)	(13,030)
Net loss before income tax provision	(11,594,000)	(666,000)	(12,018,000)	(996,000)	(2,340,661)	(913,660)
Income tax provision
Net loss	$ (11,594,000)	$ (666,000)	$ (12,018,000)	$ (996,000)	$ (2,340,661)	$ (913,660)
Weighted-average common shares outstanding:
Basic (in Shares)	28,979,208	2,500,100	15,667,307	2,500,100	2,500,100	2,500,100
Diluted (in Shares)	28,979,208	2,500,100	15,667,307	2,500,100	2,500,100	2,500,100
Loss per share
Basic (in Dollars per share)	$ (0.4)	$ (0.27)	$ (0.77)	$ (0.4)	$ (0.94)	$ (0.37)
Diluted (in Dollars per share)	$ (0.4)	$ (0.27)	$ (0.77)	$ (0.4)	$ (0.94)	$ (0.37)